Convertible Promissory Notes	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Convertible Promissory Notes	Convertible Promissory Notes
Junior Convertible Notes
From inception through December 2018, the Company issued Junior Convertible Notes and demand notes that converted into Junior Convertible Notes which, due to certain embedded features within the Junior Convertible Notes, the Company elected to account for these notes and all their embedded features under the fair value option. All of the outstanding principal and accrued but unpaid interest associated with the Junior Convertible Notes converted into 2,615,553 shares of Series Seed Stock in May 2020, of which 840,363 shares were issued to the Company’s Chief Executive Officer and an immediate family member (“Related Party”). At the time of conversion, the estimated fair value of the Junior Convertible Notes was $6.3 million and was reclassified to Series Seed convertible preferred equity. In connection with the conversion in 2020, the Company recorded a non-cash credit of $7.7 million related to the final decrease in fair value of the Junior Convertible Notes.
Convertible Bridge Notes
From October 2019 through March 2020, the Company issued convertible bridge notes to the Related Party in the amount of $0.5 million. On December 22, 2020, the outstanding principal and accrued but unpaid interest associated with the Convertible Bridge Notes converted into 78,178 Series A Stock.
Due to certain embedded features within the Convertible Bridge Notes, the Company elected to account for these notes and all their embedded features under the fair value option. At the time of conversion, the estimated fair value of the Convertible Bridge Notes was $0.5 million and was reclassified to Series A convertible preferred equity. In connection with the conversion in December 2020, the Company recorded a non-cash credit of $0.1 million related to the final decrease in fair value of the Convertible Bridge Notes. For the year ended December 31, 2020, the Company recognized approximately $30,000 of interest expense in connection with the Convertible Bridge Notes.
Senior Convertible Notes
In April 2020, $5.1 million of principal and $0.6 million of accrued interest related to certain Junior Convertible Notes were converted into Senior Convertible Notes. Of the Senior Convertible Notes issued in 2020, $2.5 million of principal and $0.4 million of accrued interest were issued to the Related Party. During the year ended December 31, 2021, the outstanding principal and accrued but unpaid interest associated with the Senior Convertible Notes converted into 844,824 shares of Series A Stock.
For the year ended December 31, 2020, the Company recognized a credit of $2.1 million in the consolidated statement of operations related to decreases in the fair value of the Senior Convertible Notes. For the year ended December 31, 2020, the Company recognized $0.3 million of interest expense in connection with the Senior Convertible Notes, including $0.1 million payable to the Related Party.
Paycheck Protection Program
In May 2020, the Company entered into an original loan agreement with Pacific Western Bank as the lender (“Lender”) for a loan in an aggregate principal amount of $0.1 million (the “Loan”) pursuant to the Paycheck Protection Program (the “PPP”) under the Coronavirus Aid, Relief, and Economic Security (CARES) Act and implemented by the U.S. Small Business Administration. In June 2020, the Paycheck Protection Program Flexibility Act was enacted, which among other things, extended the deferral period for loan payments to either (1) the date that Small Business Administration remits the borrower’s loan forgiveness amount to the lender or (2) if the borrower does not apply for loan forgiveness, 10 months after the end of the borrower’s loan forgiveness covered period. The Loan was set to mature in two years and bore interest at a rate of 1.0% per year, with all payments deferred through September 5, 2021.
The outstanding principal balance of the Loan of $0.1 million was forgiven in July 2021 and was recognized as a gain on extinguishment of debt within other income in the consolidated statement of operations.